Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	$ 26,109	$ 21,683
Temporary differences mainly relating to Research and Development		336
Lease liabilities	307	336
Deferred tax asset before valuation allowance	26,416	22,355
Right-of-use assets	(217)	(334)
Deferred tax liabilities before valuation allowance	(217)	(334)
Valuation allowance	(26,199)	(22,021)
Deferred tax asset, net